Fair Value - Effect of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Financial Assets And Liabilities [abstract]
Fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ 3,437	€ 4,902
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	39	48
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ (39)	€ (48)